Commitments and contingencies - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies
Total office rental expenses under all operating leases	$ 2,737	$ 1,862	$ 3,024
Maximum
Commitments and contingencies
Operating leases expiring period	2 years